Lease (Tables)	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Schedule of Operating Leases
	December 31, 2024	December 31, 2023
ASSETS
Operating lease right-of-use assets	$99,328	$195,775
LIABILITIES
Operating lease liabilities - current	87,016	90,091
Operating lease liabilities - noncurrent	12,602	106,356

The following provides details of the Company’s lease expenses:

	Year Ended December 31,
	2024	2023	2022
Operating lease expenses	$90,609	$81,203	$52,507

Other information related to leases is presented below:

	Year Ended December 31,
	2024	2023	2022
Cash paid for amounts included in the measurement of operating lease liabilities
Operating cash flows from operating leases	$90,955	$80,540	$56,666
Weighted Average Remaining Lease Term:
Operating leases	1.17 years	2.17 years	3.00 years

Weighted Average Discount Rate:
Operating leases	3.22%	3.22%	3.22%

Schedule of Future Maturity of Lease Liabilities

The minimum future annual payments under non-cancellable leases during the next five years and thereafter, at rates now in force, are as follows:

Operating leases
2025	$88,947
2026	12,687
Total future minimum lease payments, undiscounted	101,634
Less: Imputed interest	(2,016)
Present value of future minimum lease payments	$99,618